UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F


			       FORM 13F COVER PAGE




	Report for the Calendar Year or Quarter Ended: December 31, 2009


Check here if Amendment 		[ ]; Amendment Number: ______

This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	 Gardner Russo & Gardner

Address: 223 East Chestnut Street
	 Lancaster, PA 17602


Form 13F File Number: 028-2635


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Diana Crumay
Title:	Head Account Administrator
Phone:	(717) 299-1385




Signature, Place, and Date of Signing:



				Lancaster, PA                      February 5, 2010
------------------------	-----------------------------     ------------------
[Signature]				[City, State]			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None

				FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:			 0


Form 13F Information Table Entry Total: 		87


Form 13F Information Table Value Total:         $1,968,251
						(thousands)


List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aes TR III TR P CV SC 6.750%   CONV             00808n202      324     7000 SH       Sole                                       7000
3M Company                     COM              88579y101      852    10300 SH       Sole                      300             10000
A T & T Inc                    COM              00206r102      261     9328 SH       Sole                     9250                78
Abbott Labs                    COM              002824100    19554   362185 SH       Sole                   310295             51890
AES Corp                       COM              00130h105      764    57400 SH       Sole                    28400             29000
Alliance One Internatl Inc     COM              018772103       88    18000 SH       Sole                    18000
Altria Group Inc               COM              02209s103   128625  6552465 SH       Sole                  6030883            521582
American Express               COM              025816109     2757    68030 SH       Sole                    61675              6355
American Tower Corp Cl A       COM              029912201     3278    75860 SH       Sole                    75860
Aptargroup Inc                 COM              038336103      864    24184 SH       Sole                    23184              1000
Armstrong World Inds Inc       COM              04247x102     3506    90053 SH       Sole                    68762             21291
Bank Amer Corp                 COM              060505104      343    22790 SH       Sole                    21790              1000
BB&T Corp                      COM              054937107      384    15150 SH       Sole                    15150
Berkshire Hathaway Inc Cl A    COM              084670108   326566     3292 SH       Sole                     2997               295
Berkshire Hathaway Inc Cl B    COM              084670702    85416    25994 SH       Sole                    23071              2923
BP PLC ADR                     COM              055622104      693    11956 SH       Sole                    10777              1179
Brown-Forman Corp Cl A         COM              115637100    82413  1462781 SH       Sole                  1353715            109066
Brown-Forman Corp Cl B         COM              115637209     9756   182120 SH       Sole                   158794             23326
Cadbury PLC SPONS ADR          COM              12721e102      221     4297 SH       Sole                     2532              1765
Carlisle Inc                   COM              142339100     2376    69338 SH       Sole                    69338
Cenovus Energy                 COM              15135u109     1260    50000 SH       Sole                    50000
Chevron Corp                   COM              166764100     4278    55569 SH       Sole                    54869               700
Cisco Sys Inc                  COM              17275r102     1622    67750 SH       Sole                    67750
Coca-Cola                      COM              191216100     1794    31481 SH       Sole                    29830              1651
Comcast Corp New Cl A          COM              20030n101      712    42211 SH       Sole                    41967               244
Comcast Corp Special Cl A      COM              20030n200   155441  9709005 SH       Sole                  8913220            795786
Conocophillips                 COM              20825c104     2014    39440 SH       Sole                    37854              1586
Costco Whsl Corp               COM              22160k105     1498    25325 SH       Sole                    23625              1700
Crane                          COM              224399105     5758   188047 SH       Sole                   165452             22595
Deere & Co                     COM              244199105      558    10325 SH       Sole                    10100               225
Devon Energy Corp              COM              25179m103     2205    30000 SH       Sole                    30000
Diageo PLC Sponsored ADR       COM              25243q205    33082   476611 SH       Sole                   422161             54450
Disney Walt Productions        COM              254687106      568    17600 SH       Sole                    16650               950
Dover Corp                     COM              260003108     1675    40250 SH       Sole                    32950              7300
Du Pont E I De Nemours         COM              263534109      575    17076 SH       Sole                    17076
Encana Corp                    COM              292505104     1620    50000 SH       Sole                    50000
Exxon Mobil Corp               COM              30231g102    13019   190927 SH       Sole                   176306             14621
FPL Group Inc                  COM              302571104      254     4800 SH       Sole                     4800
Fulton Finl Corp               COM              360271100      978   112182 SH       Sole                    84457             27725
General Dynamics Corp          COM              369550108      743    10900 SH       Sole                    10900
General Electric               COM              369604103      296    19561 SH       Sole                    17391              2170
Hasbro Inc                     COM              418056107    33473  1044068 SH       Sole                   964472             79596
Heartland Express Inc          COM              422347104      945    61858 SH       Sole                    55592              6266
Herman Miller Inc              COM              600544100    12205   763306 SH       Sole                   670506             92800
Hormel Foods Corp              COM              440452100    12592   327499 SH       Sole                   292091             35408
I B M                          COM              459200101      851     6501 SH       Sole                     3501              3000
J.P. Morgan Chase              COM              46625h100     1250    30000 SH       Sole                                      30000
Johnson & Johnson              COM              478160104     1110    17228 SH       Sole                    16928               300
Kraft Foods Inc CL A           COM              50075n104     2162    79556 SH       Sole                    74769              4787
Leucadia Natl Corp             COM              527288104     2973   124986 SH       Sole                   123286              1700
Lexington Corp PPTYS TR        COM              529043101      173    28499 SH       Sole                    23957              4542
Markel Corp                    COM              570535104    13522    39770 SH       Sole                    36790              2980
Martin Marietta Materials      COM              573284106   150443  1682615 SH       Sole                  1546763            135852
Mastercard Inc Cl A            COM              57636q104    22474    87795 SH       Sole                    78030              9765
Mattel Inc                     COM              577081102      624    31250 SH       Sole                    29750              1500
McCormick Inc                  COM              579780206     5649   156350 SH       Sole                   127250             29100
McDonalds Corp                 COM              580135101      785    12575 SH       Sole                    12425               150
Merck  Inc                     COM              58933Y105      222     6086 SH       Sole                     4086              2000
Mesa RTY TR                    COM              590660106      775    21000 SH       Sole                    21000
Microsoft Corp                 COM              594918104     3447   113097 SH       Sole                   112667               430
Monsanto                       COM              61166w101      413     5050 SH       Sole                     4300               750
News Corp Cl A                 COM              65248e104      159    11600 SH       Sole                    11600
Northern Trust Corp            COM              665859104      262     5000 SH       Sole                     5000
Pepsico Inc                    COM              713448108     7779   127952 SH       Sole                   120050              7902
Philip Morris International In COM              718172109   306227  6354568 SH       Sole                  5839701            514866
Pioneer Nat Res                COM              723787107      559    11600 SH       Sole                     8900              2700
PNC Bank Corp                  COM              693475105      242     4581 SH       Sole                     2781              1800
Pozen Inc                      COM              73941u102       60    10000 SH       Sole                                      10000
Procter & Gamble               COM              742718109    16310   269012 SH       Sole                   246237             22775
Progressive Corp Ohio          COM              743315103     2963   164714 SH       Sole                   139214             25500
Royal Dutch Shell PLC ADR A    COM              780259206     3552    59089 SH       Sole                    38119             20970
Royal Dutch Shell PLC ADR B    COM              780259107      281     4837 SH       Sole                     4837
Schlumberger LTD               COM              806857108      628     9650 SH       Sole                     9650
Scotts Miracle-Gro  Cl A       COM              810186106      223     5675 SH       Sole                     2500              3175
Scripps Networks Interactive C COM              811065101   104852  2526543 SH       Sole                  2329150            197393
Staples Inc                    COM              855030102     4193   170530 SH       Sole                   155930             14600
Susquehanna Bancshrs Inc       COM              869099101      115    19581 SH       Sole                    19581
Swiss Helvetia FD Inc          COM              870875101      232    20000 SH       Sole                    20000
Tigerlogic Corp                COM              8867eq101       65    20000 SH       Sole                    10000             10000
Time Warner Inc                COM              887317303      247     8489 SH       Sole                     1823              6666
Unilever NV                    COM              904784709   119636  3700452 SH       Sole                  3409877            290575
Vornado RLTY TR                COM              929042109     1232    17613 SH       Sole                                      17613
Vulcan Materials               COM              929160109     3011    57175 SH       Sole                    43575             13600
Wal Mart Stores Inc            COM              931142103     1349    25243 SH       Sole                    22893              2350
Washington Post Cl B           COM              939640108    80964   184177 SH       Sole                   170293             13884
Wells Fargo                    COM              949746101   147296  5457444 SH       Sole                  4963689            493755
Eaton Vance Ins PA Mun BD FD   COM              27828W102      732   117000 SH       Sole                   117000